ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salary and welfare payable	$ 1,053	¥ 6,866	¥ 9,498
Payable for acquisition of non-controlling interests	38	245	245
Accrued rental	271	1,768	1,550
Accrued expenses	2,166	14,136	4,430
Value added tax and other taxes payable	40	263	100
Payable for property and equipment	86	559	15
Accrued utilities	8	52	5
Other payables	224	1,464	2,939
Total	$ 3,886	¥ 25,353	¥ 18,782